Notes to the Balance Sheet - Summary of Maturity Analysis of Lease Liabilities (Details)	Dec. 31, 2021 EUR (€)
Not later than one year [member]
Maturity of Lease Liabilities [Line Items]
Carrying Amount Liabilities	€ 4,256
Later than one year and not later than five years [member]
Maturity of Lease Liabilities [Line Items]
Carrying Amount Liabilities	16,750
Later than five years [member]
Maturity of Lease Liabilities [Line Items]
Carrying Amount Liabilities	28,559
Carrying Amount Liabilities	49,565
Lease liabilities	€ 42,584,000